INVESTMENT PROPERTIES - Valuation of Investment Properties (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal capitalization rate (percent)	7.00%
Commercial properties | Discounted cash flow | Core Office | United States
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.00%	6.90%
Terminal capitalization rate (percent)	5.60%	5.60%
Investment horizon (yrs.)	12 years	12 years
Commercial properties | Discounted cash flow | Core Office | Canada
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	5.90%	5.90%
Terminal capitalization rate (percent)	5.20%	5.20%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Core Office | Australia
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	6.10%	6.60%
Terminal capitalization rate (percent)	5.30%	5.70%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Core Office | Europe
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.90%	5.20%
Terminal capitalization rate (percent)	3.80%	3.80%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Core Office | Brazil
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.70%	7.60%
Terminal capitalization rate (percent)	7.30%	7.00%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Dubai
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	7.00%	7.00%
Terminal capitalization rate (percent)	5.30%	5.30%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | LP Investments - Office
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.60%	9.70%
Terminal capitalization rate (percent)	7.10%	7.20%
Investment horizon (yrs.)	7 years	7 years
Commercial properties | Discounted cash flow | LP Investments Retail
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	8.60%	8.70%
Terminal capitalization rate (percent)	6.70%	7.00%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Discounted cash flow | Mixed-Use
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	9.10%	7.30%
Terminal capitalization rate (percent)	6.40%	5.20%
Investment horizon (yrs.)	10 years	10 years
Commercial properties | Direct capitalization | Multifamily
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.60%	4.90%
Commercial properties | Direct capitalization | Triple Net Lease
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)		6.20%
Commercial properties | Direct capitalization | Student Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.30%	4.90%
Commercial properties | Direct capitalization | Manufactured Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate (percent)	4.30%	4.80%
Commercial properties | Direct capitalization | Multifamily, Triple Net Lease, Student Housing, Manufactured Housing
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Implied capitalization rate	4.30%	5.30%